Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Accrued Expenses

Accrued expenses consisted of the following:

	September 30, 2012	December 31, 2011
	(In thousands)
Accrued clinical investigator expenses	$821	$788
Accrued severance expenses (1)	—	206
Accrued other compensation expenses	772	621
Accrued preferred stock issuance costs (Note 12)	608	—
Other accrued expenses	51	23

Total accrued expenses	$2,252	$1,638

(1)	In connection with the FDA’s CRL issued to the Company in November 2011 (Note 1), management and the board of directors of the Company approved a reduction in force pursuant to which the Company terminated the employment of 11 employees. The affected employees were notified in December 2011. The Company incurred $401,000 of severance expense in December 2011 in connection with the reduction in force of which $206,000 was payable at December 31, 2011. All amounts due at December 31, 2011 were paid to affected employees during the nine months ended September 30, 2012.

Accrued expenses consisted of the following:

	December 31,
	2011	2010
	(In thousands)
Accrued clinical investigator expenses	$788	$1,911
Accrued severance expenses (1)	206	—
Accrued other compensation expenses	621	730
Other accrued expenses	23	90

Total accrued expenses	$1,638	$2,731

(1)	In connection with the FDA’s CRL issued to the Company in November 2011 (Note 1), management and the Board of Directors of the Company approved a reduction in force pursuant to which the Company terminated the employment of 11 employees. The affected employees were notified in December 2011. The Company incurred $401,000 of severance expense in December 2011 in connection with the reduction in force of which $206,000 was payable at December 31, 2011. All amounts due at December 31, 2011 were paid to affected employees during the first quarter of 2012.